Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	¥ 34,738	$ 4,967	¥ 92,216
Other cash and cash equivalents	29,531	4,223	370
Total cash and cash equivalents	¥ 64,269	$ 9,190	¥ 92,586